Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Current [Abstract]
Sales tax payable	$ 217	$ 180
Contract liabilities	36	51
Other current liabilities	31	44
Total other current liabilities	$ 284	$ 275